RELATED PARTY TRANSACTIONS - Founder Shares (Details)							3 Months Ended	11 Months Ended	12 Months Ended
	Nov. 11, 2022 USD ($) $ / shares	Aug. 10, 2022 item	May 05, 2022 item	Jun. 26, 2021 USD ($)	Mar. 23, 2021 shares	Feb. 25, 2021 USD ($) shares	Mar. 31, 2023 USD ($) item $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) item $ / shares shares
RELATED PARTY TRANSACTIONS
Proceeds from sale of founder shares								$ 25,000	$ 2,825,960
Period from the closing of the company's initial public offering to consummate business combination							12 months		12 months
Number of three-month extensions for consummation of initial business combination | item		2	2				2		2
Aggregate period to consummate business combination							18 months		18 months
Number of business days for advance notice of extension to be given | item							5		5
Extension period for consummating initial business combination	1 month	3 months	3 months				3 months		3 months
Additional amount per unit required to be deposited in trust account | $ / shares	$ 0.045
Amount to be deposited in trust account in connection with the exercise of the first monthly extension	$ 122,920
Amount outstanding under the extension loan							$ 2,914,598	$ 0	$ 2,545,838
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common stock par value per share | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Sponsor
RELATED PARTY TRANSACTIONS
Additional amount per unit required to be deposited in trust account | $ / shares	$ 0.045
Introducing Advisor Agreement with ARC Group Ltd | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Retainer fee				$ 50,000
Success fee				$ 100,000
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Proceeds from sale of founder shares							$ 25,000		$ 25,000
Founder Shares | Sponsor | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares issued | shares						2,875,000
Proceeds from sale of founder shares						$ 25,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders						20.00%
Restrictions on transfer period of time after business combination completion							6 months		6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00		$ 12.00
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									30 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									20 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days		150 days
Founder Shares | Chief Executive Officer | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred | shares						15,000
Founder Shares | Chief Financial Officer | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred | shares						15,000
Founder Shares | Two Independent Director | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred | shares						5,000
Founder Shares | Third Independent Director | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares transferred | shares					5,000
Founder Shares | Second Amendment to the Introducing Advisor Agreement | ARC Group Ltd | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares granted | shares									1,378,517
Common stock par value per share | $ / shares									$ 0.0001
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights | shares									143,766
Amount outstanding under the extension loan									$ 1,378,517